Accounts Receivable - Additional information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable [Line Items]
Estimated loss on default percent	46.90%	45.00%	45.00%
Accounts receivable, Allowance for credit loss	$ 0	$ 0	$ 0
Minimum [Member]
Accounts Receivable [Line Items]
Probability of default percent	0.39%	0.39%	0.12%
Maximum [Member]
Accounts Receivable [Line Items]
Probability of default percent	0.57%	0.57%	4.98%
Commission receivable from insurance brokerage [Member]
Accounts Receivable [Line Items]
Accounts receivable credit period	15 days
Digital solutions and other services [Member]
Accounts Receivable [Line Items]
Accounts receivable credit period	90 days